Debt - Financing Costs - Additional Information (Detail) - Capital Royalty Partners Term Loan [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 23, 2013
Debt Instrument [Line Items]
Lender finance fee	1.00%	1.00%
Deferred financing cost	$ 0	$ 70	$ 383	$ 500
Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Deferred financing cost		$ 28